Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (285,069)	$ 392,678	$ 228,628
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation, amortization, and depletion	102,127	55,792	18,533
Impairment of unproved properties	12,070	4,664	6,076
Derivative fair value gains	(179,546)	(495,970)	(74,922)
Cash receipts for settled derivatives	178,491	45,638	5,511
Deferred income tax expense	106,229	185,297	939
(Gain) loss on sale of assets	(291,190)	8,700
Loss on sale of discontinued operations	795,945		(147,559)
Depletion, depreciation, amortization, impairment of unproved properties, and dry hole expense - discontinued operations	90,096	126,041	164,993
Derivative fair value gains - discontinued operations	(46,358)	(180,130)	(166,685)
Cash receipts for settled derivatives - discontinued operations	92,166	66,654	58,650
Deferred income tax expense (benefit) - discontinued operations	(272,553)	45,155	29,070
Other	4,960	3,479	5,255
Changes in assets and liabilities:
Accounts receivable	5,511	3,854	(2,306)
Accrued revenue	(10,683)	(11,118)	(7,408)
Other current assets	(8,882)	(4,528)	261
Accounts payable	(2,117)	(1,875)	9,779
Accrued liabilities	14,790	17,124	(2,771)
Revenue distributions payable	11,268	4,852	1,747
Other	15,000
Net cash provided by operating activities	332,255	266,307	127,791
Cash flows from investing activities:
Additions to proved properties	(10,254)	(105,405)
Additions to unproved properties	(687,403)	(195,131)	(41,277)
Drilling costs	(839,151)	(527,710)	(299,926)
Additions to gathering systems and facilities	(142,294)	(72,837)	(47,124)
Additions to other property and equipment	(3,447)	(2,339)	(2,647)
(Increase) decrease in notes receivable	4,889	(10,111)	(2,000)
Increase in other assets	(3,707)	(3,095)	(556)
Proceeds from asset sales	1,217,876	15,379	258,918
Net assets of business acquired, net of cash of $170			(96,060)
Net cash from (used in) investing activities	(463,491)	(901,249)	(230,672)
Cash flows from financing activities:
Issuance of senior notes	300,000	400,000	156,000
Borrowings (repayments) on bank credit facility, net	(148,000)	265,000	(42,080)
Payments of deferred financing costs	(5,926)	(6,691)	(10,459)
Distribution to members		(28,859)
Other	808	(153)	(2,261)
Net cash provided by (used in) financing activities	146,882	629,297	101,200
Net increase (decrease) in cash and cash equivalents	15,646	(5,645)	(1,681)
Cash and cash equivalents, beginning of period	3,343	8,988	10,669
Cash and cash equivalents, end of period	18,989	3,343	8,988
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	90,122	59,107	52,326
Supplemental disclosure of noncash investing activities:
Changes in accounts payable for additions to properties, gathering systems and facilities	$ 72,881	$ 26,465	$ 32,028